Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	Jun. 28, 2016
Wirehouse Class | Arin Large Cap Theta Fund | Wirehouse Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.21%	[1]
Interest and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.01%	[2]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	3.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.69%
Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	2.92%	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.77%
1 Year	rr_ExpenseExampleYear01	$ 180
3 Years	rr_ExpenseExampleYear03	1,151
5 Years	rr_ExpenseExampleYear05	2,128
10 Years	rr_ExpenseExampleYear10	$ 4,598
Wirehouse Class | Arin Large Cap Theta Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2014	rr_AnnualReturn2014	2.96%
Annual Return 2015	rr_AnnualReturn2015	(1.61%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.67%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.41%)
Past 1 Year	rr_AverageAnnualReturnYear01	3.43%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 14, 2013
Wirehouse Class | Arin Large Cap Theta Fund | Institutional Class Shares | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%	[5]
Wirehouse Class | Arin Large Cap Theta Fund | Institutional Class Shares | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.76%
Since Inception	rr_AverageAnnualReturnSinceInception	3.95%	[5]
Wirehouse Class | Arin Large Cap Theta Fund | Advisor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 03, 2013
Wirehouse Class | Arin Large Cap Theta Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Arin Large Cap Theta Fund Wirehouse Class Shares (AVOWX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Arin Large Cap Theta Fund seeks maximum relative total return versus the S&P 500 Stock Index through a combination of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated expenses for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example shows you the expenses you may pay over time by investing in the Fund. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

•	You invest $10,000 in the Fund for the periods shown;
•	You reinvest all dividends and distributions;
•	You redeem all of your shares at the end of those periods;
•	You earn a 5% return each year; and
•	The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund's investment advisor, Arin Risk Advisors, LLC (the "Advisor"), seeks to achieve the Fund's investment objective by investing in a portfolio of common stocks, exchange-traded funds ("ETFs"), and futures contracts, while also engaging in option trades that the Advisor believes will be profitable due to perceived pricing discrepancies in the options market.

As a matter of investment policy, the Fund will invest, under normal circumstances, at least 80% of net assets, plus borrowings for investment purposes, in a portfolio of securities whose value is based on companies with market capitalizations that qualify them as "large-cap" companies.  This policy may be changed without shareholder approval upon 60-days' prior notice to shareholders.  The Advisor considers a company to be a "large cap" company if its market capitalization falls within the range of market capitalizations of companies included in the Standard & Poor's 500 Index.  While the Fund typically invests in common stocks, ETFs, futures contracts, and options, it has the ability to invest in other types of equity securities, such as preferred stocks and warrants, that satisfy the Fund's investment criteria.

A portion of the Fund's assets will be invested in securities that track the performance of the U.S. large-cap equity market. These securities include ETFs , options and futures contracts based on broad-based market indexes like the Standard & Poor's 500 Index. These securities may also include a group of common stocks that the Advisor believes will track the performance of the large-cap equity market. At times, a relatively high percentage of this portion of the portfolio may be invested in a single ETF or a limited number of ETFs that track broad-based market indexes. Securities will be selected based upon their ability to provide exposure to the large-cap equity market. The percentage of the Fund invested in these securities will change from time to time as the Advisor deems appropriate based on its analysis and allocation models.

Based on its exposure to the large-cap equity market, the Fund will trade options to try to take advantage of perceived pricing discrepancies in the options market. The Advisor identifies these trading opportunities by analyzing expected or implied volatility levels. The market price of an option is partially based on the expected volatility, or potential variation in price over time, of its underlying asset. The Advisor attempts to take the advantage of differences between the volatility implied by one's option's price and that of another. By analyzing the implied and forecasted volatilities of various option contracts, and comparing these levels to the implied and forecasted volatilities of correlated securities, the Advisor attempts to identify situations where one option is relatively overvalued and another is relatively undervalued. The Advisor then may establish a long position in a "cheap" or "fair value" option and a short position by selling the "expensive" option. The Advisor may also employ other option trading strategies that may benefit from the relative richness or cheapness of option prices or establish a position that is intended to achieve a similar result through a combination of long and short positions on call and put options.

In selecting the options that the Fund will trade, the Advisor first identifies exchange-traded options with a trading volume sufficient to preclude the Fund's trades from influencing prices. The Advisor then evaluates the available investment opportunities with a proprietary trading algorithm that assists the Advisor in determining when to buy and sell options. The Advisor also allocates a portion of the Fund's assets to cash or cash equivalents, including money-market instruments and money-market mutual funds.

The Fund's investments in options, futures, or similar instruments will comply with the applicable requirements of the Investment Company Act of 1940, including, but not limited to, Section 18 thereof and relevant interpretive positions of the staff of the Securities and Exchange Commission regarding the use of such instruments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Common Stocks.  The Fund's investments in common stocks, both directly and indirectly through the Fund's investment in shares of other investment companies, may fluctuate in value response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

ETF Risks. The Fund's investments in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such ETFs and the value of the Fund's investment will fluctuate in response to the performance of such portfolio.  The Fund's performance depends in part upon the performance of the managers and selected strategies of the ETFs, the instruments used by ETFs, and the Advisor's ability to select ETFs and effectively allocate Fund assets among them.  Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs in which the Fund invests in addition to the Fund's direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such ETFS and also may be higher than other funds that invest directly in securities.  These types of investments by the Fund could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by shareholders.

Futures Risk. The Fund's use of stock index futures contracts may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.  Changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor was formed in 2009 and is registered as an investment adviser with the Securities and Exchange Commission. However, the Advisor does not have previous experience managing an investment company registered under the Investment Company Act of 1940. Accordingly, investors in the Fund bear the risk that the Advisor's inexperience managing a registered investment company may limit its effectiveness. The experience of the portfolio managers is discussed in "Management of the Fund – Investment Advisor."

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Operating Risk.  The Advisor and the Fund's administrator have entered into an Operating Plan that facilitates the administrator's assumption of the Fund's regular operating expenses under the Fund Accounting and Administration Agreement. The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses. If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent. In addition, if the Fund incurs expenses in excess of those that the Fund's administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund's expenses.

Risks from Purchasing Options.  If a call or put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option. Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor's success in implementing the Fund's strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the Fund seeks to close out an option position. Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Writing Options.  Writing option contracts can result in losses that exceed the Fund's initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the security. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option. Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option.

There is no assurance that a liquid market will exist when the Fund seeks to close out an option position. Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position. When the Fund writes options, the Fund will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including Investment Company Act Release No. 10666 (Apr. 18, 1979).

Trading Strategies Based on Expected/Implied Volatility.  Trading strategies based on expected/implied volatility require successful monitoring, modeling, and interpretation of market conditions. Factors other than volatility influence the value of an option and may impact the trading strategy, including changes to the price of the underlying security, the time to expiration, the interest rate, and the dividend rate of the underlying security. Trading opportunities may be short-lived or limited as a result of a low trading volume in certain exchange-traded options, in which cases the Fund may be required to hold elevated cash balances. Transaction costs and taxes may have a significant impact on the profitability of these trading strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and tables shown on the following page provide an indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Class Shares from year to year and by showing how the average annual total returns of each class compare to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.ncfunds.com/fundpages/332.htm.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and tables shown on the following page provide an indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Class Shares from year to year and by showing how the average annual total returns of each class compare to that of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ncfunds.com/fundpages/332.htm
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Shares Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Quarterly Returns
Highest and Lowest Returns During This Time Period
Highest return for a quarter	5.53%	Quarter ended December 31, 2013
Lowest return for a quarter	-1.41%	Quarter ended September 30, 2015
Year-to-date return as of most recent quarter	-0.67%	Quarter ended March 31, 2016

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ended December 31, 2015 (returns with maximum sales charge)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

Wirehouse Class | Arin Large Cap Theta Fund | S&P 500 Total Return Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	10.71%	[5]

[1]	Since Wirehouse Class Shares have not yet been offered, "Other Expenses" are based on estimated expenses for the current fiscal year.
[2]	"Interest and Dividends on Securities Sold Short" reflect interest expense and dividends paid on borrowed securities. Interest expense results from the Fund's use of prime brokerage arrangements to execute short sales. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to the Fund or the Adviser. Any interest expense amount or dividends paid on securities sold short will vary based on the Fund's use of those investments.
[3]	"Acquired Fund Fees and Expenses" are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	The Fund's administrator has entered into a Fund Accounting and Administration Agreement with the Fund that covers the regular operating expenses of the Fund for an inclusive fee of 0.28% (with the exception of management fees, distribution and/or service (12b-1) fees, expenses on short sales, acquired fund fees and expenses, and extraordinary expenses), even if such operating expenses exceed the inclusive fee. The agreement runs through June 30, 2017 and can only be terminated prior to that date at the discretion of the Fund's Board of Trustees. The Fund's administrator cannot recoup from the Fund any regular operating expenses in excess of the inclusive fee. In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund's administrator, also through June 30, 2016, under which it has agreed to make payments to the administrator when the Fund is at lower asset levels and to assume certain expenses of the Fund outlined in the Operating Plan. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees. The Advisor cannot recoup from the Fund any amounts paid under the Operating Plan.
[5]	The Institutional Class Shares commenced operations on August 14, 2013. The Advisor Class Shares commenced operations on September 3, 2013. The Wirehouse Class Shares have not yet commenced operations.